Intangible assets - Movements of Other Intangible Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	£ 1,468.8	£ 1,842.0
Charge for the year		21.6	26.5		£ 89.1
Ending balance		1,389.3	1,468.8	[1]	1,842.0	[1]
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		3,006.6	4,180.1
Additions		54.3	43.2
Disposals		(96.3)	(44.4)
New acquisitions		5.0	3.5
Other movements	[2]	18.8	(1.4)
Exchange adjustments		(46.5)	(79.5)
Transfer to disposal group classified as held for sale			(1,094.9)
Ending balance		2,941.9	3,006.6		4,180.1
Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,537.8)	(2,338.1)
Charge for the year		123.7	159.6
Disposals		89.4	39.3
Other movements		11.1	2.6
Exchange adjustments		(30.6)	(24.3)
Transfer to disposal group classified as held for sale			(898.9)
Ending balance		(1,552.6)	(1,537.8)		(2,338.1)
Brands with an indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,078.2	1,132.8
Ending balance		1,059.1	1,078.2		1,132.8
Brands with an indefinite useful life [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,091.4	1,132.8
Exchange adjustments		(19.5)	(41.4)
Ending balance		1,071.9	1,091.4		1,132.8
Brands with an indefinite useful life [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(13.2)
Charge for the year		0.0	13.2
Exchange adjustments		(0.4)
Ending balance		(12.8)	(13.2)
Acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		323.6	594.8
Ending balance		240.5	323.6		594.8
Acquired intangibles [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,602.9	2,610.0
Disposals		(21.5)	(3.4)
New acquisitions		4.8	3.5
Other movements	[2]	5.7
Exchange adjustments		(22.2)	(28.2)
Transfer to disposal group classified as held for sale			(979.0)
Ending balance		1,569.7	1,602.9		2,610.0
Acquired intangibles [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,279.3)	(2,015.2)
Charge for the year		88.5	116.8
Disposals		17.4	1.6
Other movements		5.7
Exchange adjustments		(26.9)	(15.2)
Transfer to disposal group classified as held for sale			(835.9)
Ending balance		(1,329.2)	(1,279.3)		(2,015.2)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		67.0	114.4
Ending balance		89.7	67.0		114.4
Other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		312.3	437.3
Additions		54.3	43.2
Disposals		(74.8)	(41.0)
New acquisitions		0.2
Other movements	[2]	13.1
Exchange adjustments		(4.8)	(9.9)
Transfer to disposal group classified as held for sale			(115.9)
Ending balance		300.3	312.3		437.3
Other [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(245.3)	(322.9)
Charge for the year		35.2	29.6
Disposals		72.0	37.7
Other movements		5.4	2.6
Exchange adjustments		(3.3)	(9.1)
Transfer to disposal group classified as held for sale			(63.0)
Ending balance		£ (210.6)	£ (245.3)		£ (322.9)

[1]	Figures have been restated as described in the accounting policies.
[2]	Other movements in acquired intangibles include revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.